Retirement Benefits (Details 2)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	8.45%	9.60%	8.75%
Rate of increase in compensation	7.00%	7.00%	7.00%